2. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Financial Assets and Liabilities

	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Financial Instruments	$–	$–	$–	$–

Financial assets and liabilities measured at fair value on a recurring basis are summarized below as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Financial Instruments	$–	$–	$9,195	$9,195

Changes in Fair Value of Deriviative Liability
Amount
Balance December 31, 2017	$9,195
Change in fair market value of derivative liability	(9,195)
Balance December 31, 2018	$–